Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	NINETOWNS INTERNET TECHNOLOGY GROUP CO LTD
Entity Central Index Key	0001285735
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	38,791,834

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 40,888	257,345	500,618
Restricted cash	14	88	245
Short-term investments
Trading securities	112	708	523
Available-for-sale securities	38,941	245,090	231,339
Term deposits	808	5,088	8,154
Trade receivables:
Billed, less allowance for doubtful accounts of RMB34,001 in 2010 and RMB4,378 in 2011	389	2,449	1,488
Unbilled	234	1,472	554
Inventories	500	3,146	2,161
Amounts due from related parties	198	1,248
Prepaid expenses and other current assets	1,360	8,561	7,503
Deferred tax assets	50	311	794
Total current assets	83,494	525,506	753,379
Real estate property under development	48,534	305,469
Property and equipment, net	28,483	179,265	188,481
Investments under cost method	1,841	11,590	15,481
Investments under equity method	36,635	230,579
Acquired intangible assets, net	4,649	29,258	31,666
Other non-current assets	73	457	577
TOTAL ASSETS	203,709	1,282,124	989,584
Current liabilities:
Option liabilities	1,260	7,932	4,560
Accounts payable and accrued expenses	2,612	16,442	12,552
Advances from customers	1,581	9,951	5,919
Deferred revenue	2,277	14,332	10,699
Income taxes payable	102	640	316
Other taxes payable	244	1,537	984
Unrecognized tax liabilities	132	829	621
Total current liabilities	8,208	51,663	35,651
Non-current liabilities:
Deferred subsidies	38,170	240,240
Deferred tax liabilities	8	51	342
Unrecognized tax liabilities	757	4,766	4,766
Total liabilities	47,143	296,720	40,759
Shareholders' equity of the Company
Ordinary shares, par value RMB0.027(HK$0.025) per share: 8,000,000,000 shares authorized; 36,742,832 shares issued and outstanding in 2010 and 37,538,161 shares issued and outstanding in 2011, respectively	156	982	965
Additional paid-in capital	146,782	923,829	916,719
Accumulated deficit	(3,294)	(20,732)	(23,414)
Statutory reserve	12,469	78,478	77,635
Accumulated other comprehensive loss	(7,489)	(47,137)	(23,080)
Total equity of the Company	148,624	935,420	948,825
Non-controlling interest	7,942	49,984
Total equity	156,566	985,404	948,825
TOTAL LIABILITIES AND EQUITY	$ 203,709	1,282,124	989,584

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2011 HKD	Dec. 31, 2010 CNY
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	4,378		34,001
Common stock, par value	0.027	0.025	0.027
Common stock, shares authorized	8,000,000,000	8,000,000,000	8,000,000,000
Common stock, shares issued	37,538,161	37,538,161	36,742,832
Common stock, shares outstanding	37,538,161	37,538,161	36,742,832

Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenues:
Enterprise software and related maintenance services	$ 9,694	61,014	49,650	58,387
Software development services	947	5,963	23,809	17,363
Food sales and services	1,309	8,239	5,448	3,889
Total net revenues	11,950	75,216	78,907	79,639
Cost of revenues:
Enterprise software and related maintenance services				0
Software development services (including share-based compensation expense of RMB51 in 2009, RMB8 in 2010 and RMB21 in 2011)	(362)	(2,281)	(10,144)	(11,552)
Food sales and services	(1,343)	(8,452)	(6,910)	(6,308)
Total cost of revenues	(1,705)	(10,733)	(17,054)	(17,860)
Gross profit	10,245	64,483	61,853	61,779
Operating expenses:
Selling and marketing (including share-based compensation expense of RMB787 in 2009, RMB607 in 2010 and RMB347 in 2011)	(3,574)	(22,493)	(16,663)	(13,771)
General and administrative (including share-based compensation expense of RMB3,297 in 2009, RMB26,741 in 2010 and RMB4,127 in 2011)	(12,608)	(79,354)	(89,531)	(62,030)
Research and development (including share-based compensation expense of RMB332 in 2009, RMB4,354 in 2010 and RMB2,632 in 2011)	(1,754)	(11,042)	(15,695)	(17,373)
Allowance for doubtful accounts, net	1,087	6,841	(2,585)	(26,204)
Total operating expenses	(16,849)	(106,048)	(124,474)	(119,378)
Loss from operations	(6,604)	(41,565)	(62,621)	(57,599)
Interest income	305	1,922	3,686	4,274
Gain on sales of short-term investments	5,194	32,689	65,146	35,474
Change in fair value of marketable options	1,152	7,252	(18,211)	27,684
Gain (loss) on investment under cost method	(536)	(3,373)	12,153
Income from equity method investments	260	1,639
Other income	952	5,994	13,448	3,911
Income before income tax and non-controlling interest	723	4,558	13,601	13,744
Income tax expense	(167)	(1,048)	(878)	(4,100)
Income from continuing operations before non-controlling interest	556	3,510	12,723	9,644
Discontinued operations:
Loss from discontinued operations, including loss on disposal of discontinued operations of RMB nil in 2009 and RMB1,808 in 2010			(398)	(8,401)
Income tax				0
Loss from discontinued operations, net of tax			(398)	(8,401)
Net income	556	3,510	12,325	1,243
Net loss attributable to non-controlling interest	2	15		89
Net income attributable to the Company	$ 558	3,525	12,325	1,332
Income from continuing operations per share:
Basic	$ 0.01	0.09	0.35	0.28
Diluted	$ 0.01	0.09	0.34	0.28
Loss from discontinued operations per share:
Basic			(0.01)	(0.24)
Diluted			(0.01)	(0.24)
Income attributable to the Company per share:
Basic	$ 0.01	0.09	0.34	0.04
Diluted	$ 0.01	0.09	0.33	0.04
Weighted average number of shares used in computation:
Basic	37,443,657	37,443,657	35,800,428	35,100,194
Diluted	40,465,449	40,465,449	37,291,534	35,100,194

Consolidated Statements of Operations (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Share-based compensation expense of Software development services	21	8	51
Selling and marketing	347	607	787
General and administrative	4,127	26,741	3,297
Research and development	2,632	4,354	332
Loss on disposal of discontinued operations		1,808

Consolidated Statements of Comprehensive Income (Loss) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income	$ 556	3,510	12,325	1,243
Foreign currency translation loss	(2,384)	(15,004)	(10,572)	(5)
Unrealized gain (loss) on available-for-sale securities	(1,438)	(9,053)	(7,063)	16,451
Comprehensive income (loss)	(3,266)	(20,547)	(5,310)	17,689
Less: comprehensive (loss) attributable to the non-controlling interest	(2)	(15)		(89)
Comprehensive income (loss) attributable to the Company	$ (3,264)	(20,532)	(5,310)	17,778

Consolidated Statements of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Retained Earnings (Accumulated Deficit) USD ($)	Retained Earnings (Accumulated Deficit) CNY	Statutory Reserve USD ($)	Statutory Reserve CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Accumulated Other Comprehensive (Loss) Income USD ($)	Accumulated Other Comprehensive (Loss) Income CNY	Non-Controlling Interest USD ($)	Non-Controlling Interest CNY
Balance at Dec. 31, 2008		900,180		926		(25,172)		65,736		880,581		(21,891)		0
Balance, shares at Dec. 31, 2008				34,998,020
Issuance of ADR shares for the exercises of employee share options				3						(3)
Issuance of ADR shares for the exercises of employee share options, shares				120,536
Provision for statutory reserve						(9,323)		9,323
Net income (loss)		1,243				1,332								(89)
Foreign currency translation adjustments		(5)										(5)
Employee share options compensation		4,467								4,467
Unrealized gain (loss) on available-for-sale securities		16,451										16,451
Balance at Dec. 31, 2009		922,336		929		(33,163)		75,059		885,045		(5,445)		(89)
Balance, shares at Dec. 31, 2009				35,118,556
Issuance of ADR shares for the exercises of employee share options				36						(36)
Issuance of ADR shares for the exercises of employee share options, shares				1,624,276
Provision for statutory reserve						(2,576)		2,576
Sale of non-controlling interest		89												89
Net income (loss)		12,325				12,325
Foreign currency translation adjustments		(10,572)										(10,572)
Employee share options compensation		31,710								31,710
Unrealized gain (loss) on available-for-sale securities		(7,063)										(7,063)
Balance at Dec. 31, 2010		948,825		965		(23,414)		77,635		916,719		(23,080)		0
Balance, shares at Dec. 31, 2010		36,742,832		36,742,832
Issuance of ADR shares for the exercises of employee share options				17						(17)
Issuance of ADR shares for the exercises of employee share options, shares				795,329
Capital invested in Dalian Changzheng		49,999												49,999
Provision for statutory reserve						(843)		843
Net income (loss)	556	3,510				3,525								(15)
Foreign currency translation adjustments	(2,384)	(15,004)										(15,004)
Employee share options compensation		7,127								7,127
Unrealized gain (loss) on available-for-sale securities	(1,438)	(9,053)										(9,053)
Balance at Dec. 31, 2011	$ 156,566	985,404	$ 156	982	$ (3,294)	(20,732)	$ 12,469	78,478	$ 146,782	923,829	$ (7,489)	(47,137)	$ 7,942	49,984
Balance, shares at Dec. 31, 2011	37,538,161		37,538,161

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 556	3,510	12,325	1,243
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Loss on disposal of property and equipment	6	38	1,031	658
Depreciation of property and equipment	2,628	16,541	17,321	16,916
Amortization of other non-current assets	19	122	102	116
Amortization of acquired intangible assets	557	3,503	4,043	5,560
Gain on sale of trading securities	(111)	(698)	(4,012)	(6,881)
Loss on the change in fair value of trading securities	186	1,173
(Gain) loss on sale of available-for-sale securities	(6)	(39)	1,656	(14,461)
Gain on investment under cost method	(146)	(920)	(18,317)
Impairment recognized on investments under cost method	536	3,373
Income from equity method investment	(260)	(1,639)
Allowance for doubtful accounts	(1,087)	(6,842)	2,585	27,020
Loss on disposal of subsidiary			2,028
Employee share-based compensation	1,132	7,127	31,710	4,467
Gain from short sale of stock options	(6,029)	(37,942)	(45,988)	(41,810)
Changes in operating assets and liabilities:
Trade receivables	789	4,963	7,251	(10,438)
Amounts due from related parties	(198)	(1,248)
Inventories	(157)	(986)	124	(1,036)
Real estate property under development	(48,534)	(305,469)
Prepaid expenses and other current assets	(70)	(441)	52	821
Accounts payable and accrued expenses	685	4,312	6,325	(2,180)
Advance from customers	641	4,032	(4,309)	2,166
Deferred revenue and deferred subsidies	38,650	243,257	650	(10,939)
Income taxes payable	85	533	(6,015)	5,232
Other taxes payable	88	553	450	(963)
Deferred taxes, net	31	193	(158)	(1,969)
Net cash (used in) provided by operating activities	(10,009)	(62,994)	8,854	(26,478)
Cash flows from investing activities:
(Increase) decrease in restricted cash	25	157	545	(120)
Decrease in term deposits	487	3,066	16,846	3,000
Payments to acquire investments	(36,375)	(228,940)
Cash paid for business acquisition, net of cash acquired	(350)	(2,200)
Proceeds from sale of trading securities	7,495	47,175	38,490	20,126
Purchase of trading securities	(7,600)	(47,835)	(34,083)	(14,162)
Purchases of available-for-sale securities	(53,156)	(334,560)	(248,058)	(306,648)
Proceeds from sale of available-for-sale securities	48,010	302,171	173,693	177,179
Proceeds from options	6,612	41,613	36,663	53,673
Purchase of property and equipment	(1,031)	(6,489)	(4,896)	(10,778)
Proceeds from sale of property and equipment	22	138	77	872
Dividends received on investment	146	920	6,134
Proceeds from disposal of investments under cost method			36,301
Proceeds from disposal of subsidiaries			2,699
Cash disposed of on sale of subsidiaries			(2,650)
Net cash (used in) provided by investing activities	(35,715)	(224,784)	21,761	(76,858)
Cash flows from financing activities:
Capital contributed by non-controlling interest	7,869	49,523
Net cash provided by financing activities	7,869	49,523
Effect of exchange rate changes on cash	(797)	(5,018)	(3,445)	142
Net (decrease) increase in cash and cash equivalents	(38,652)	(243,273)	27,170	(103,194)
Cash and cash equivalents at the beginning of the year	79,540	500,618	473,448	576,642
Cash and cash equivalents at the end of the year	40,888	257,345	500,618	473,448
Supplemental disclosure of non-cash investing activities:
Other receivable for sale of property and equipment				642
Supplemental cash flow information:
Cash paid during the year for income taxes	$ 52	326	1,820	881

Organization and Principal Activities	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Ninetowns Internet Technology Group Company Limited (“Ninetowns”) was incorporated in the Cayman Islands as an exempted limited liability company on February 8, 2002 under the Companies Law of the Cayman Islands. Substantially all of Ninetowns’ business is conducted in the People’s Republic of China (the “PRC”) through its subsidiaries and variable interest entity (“VIE”). Ninetowns, its subsidiaries, and its VIE (collectively, the “Company”) are principally engaged in (i) the sale of enterprise software and the provision of the related after-sales maintenance services, (ii) software development services, (iii) from April 2007 to March 2009, Business to Business (“B2B”) search engine operations and the provision of B2B search services, (iv) beginning in the first half of 2009, food sales and services targeting Chinese consumers, and (v) beginning in the first half of 2011, real estate development.

As of December 31, 2011, a summary of the subsidiaries and VIE of Ninetowns was as follows:

Name of entity	Place of incorporation/ establishment	Effective ownership interest	Principal activities
Subsidiaries:

Ixworth Enterprises Limited	British Virgin Islands (“BVI”)	100%	Investment holding

Asia Pacific Logistics Limited	BVI	100%	Investment holding

Better Chance International Limited	BVI	100%	Investment holding

Beprecise Investments Limited	BVI	100%	Investment holding

Ample Spring Holdings Limited	BVI	70%	Inactive

New Take Limited	Hong Kong	100%	Investment holding

Shielder Limited	Hong Kong	100%	Investment holding

Ninetowns Land Group Limited (“Ninetowns Land”)	BVI	100%	Inactive

China Genotown Development Holding Limited (“Genotown”)	BVI	100%	Inactive

Ninetowns Organic Agricultural Holdings Limited	BVI	100%	Inactive

Beijing New Take Electronic Commerce Limited (“Beijing New Take”)	PRC	100%	Inactive

Beijing Ninetowns Times Electronic Commerce Limited (“Beijing Ninetowns Times”)	PRC	100%	Inactive

Beijing Ninetowns Ports Software and Technology Co., Ltd (“Beijing Ninetowns Ports”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of software development services

Name of entity	Place of incorporation/ establishment	Effective ownership interest	Principal activities

Beijing Ninetowns Suitable Estate Co., Limited (“Ninetowns Suitable Estate”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services

Guangdong Ninetowns Technology Co., Ltd. (“Guangdong Ninetowns”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of software development services

Beijing Ninetowns Software Co., Ltd. (“Beijing Software”)	PRC	100%	Inactive

Dongguan Ninetowns Software Co., Ltd. (“Dongguan Software”)	PRC	100%	Provision of enterprise software services

Dalian Aviation Changzheng Technology Development Co., Ltd. (“Dalian Changzheng”) (i)	PRC	70%	Real estate development

Beijing Ronghe Zhihui Network Software Services Co., Ltd. (“Beijing Ronghe Zhihui”) (ii)	PRC	100%	Sale of enterprise software, provision of technical development services, and provision of technical consulting services

VIE and its subsidiaries:

Beijing Ronghe Tongshang Network Technology Limited (“Ronghe Tongshang”)	PRC	100%	Investment holding

Beijing Ninetowns Sky Eco-agriculture Co., Ltd. (“Beijing Sky”) (a wholly-owned subsidiary of Ronghe Tongshang)	PRC	100%	Sale of dietary products, daily necessities, home appliances and crop cultivation

Beijing Huaixiang Modern Agriculture Technology Co., Ltd., (“Huaixiang Modern Agriculture”) (a wholly-owned subsidiary of Beijing Sky) (iii)	PRC	100%	Crop and seedling cultivation, agricultural technology development, technical services and consulting, landscape design, sale of fresh fruits and vegetables

Beijing Ronghe Tongshang Electronic Business Co., Ltd. (“Beijing Ronghe Dianzi”) (a wholly-owned subsidiary of Ronghe Tongshang) (iv)	PRC	100%	Cultivation and sale of crops and technical consultation and services related to agricultural sales

(i)	Dalian Changzheng was incorporated by Beijing Ninetowns Ports and a third party on February 24, 2011. Dalian Changzheng is owned 70% by Beijing Ninetowns Ports and 30% by the third party.
(ii)	Beijing Ronghe Zhihui, a wholly-owned subsidiary of the Company, was incorporated on April 22, 2011.
(iii)	Huaixiang Modern Agriculture, a wholly-owned subsidiary of the VIE, was purchased on August 30, 2011.
(iv)	Beijing Ronghe Dianzi, a wholly-owned subsidiary of the VIE, was incorporated on August 5, 2011.

PRC regulations prohibit direct foreign ownership of business entities that provide internet content, or ICP, services in the PRC, such as the business of providing online solutions for international trade. In December 2006, Ronghe Tongshang was established in the PRC by three designated equity owners who are PRC citizens and legally own Ronghe Tongshang. Pursuant to a series of contractual arrangements with Ronghe Tongshang, the Company provides exclusive technical consulting and management services to Ronghe Tongshang. A summary of the major terms of the agreements are as follows:

•	The Company has the sole discretion to determine the amount of the fees it will receive and it intends to transfer substantially all of the economic benefits of Ronghe Tongshang to the Company;

•

The Company provides guarantees on the execution of all business contracts entered by Ronghe Tongshang in its business operation. Ronghe Tongshang pledges its assets to the Company as collateral for such guarantees.

•

The Company may dispose of the collateralized registered capital at its sole discretion without limitation or restriction. The Company has the right and sole discretion to purchase all or part of the registered capital from equity owners when such purchase becomes legally allowable;

•	The equity owners may not dispose of or enter into any other agreements involving the common shares without prior agreement by the Company.

Through December 31, 2011, Ronghe Tongshang has not yet entered into any business contracts that would require guarantees from the Company.

In 2008, the Company entered into a series of agreements with Beijing Guochuangwanwei Information Technology Limited Company (“Guochuang”), under which the Company, through Guochuang, increased the registered capital of Ronghe Tongshang through an entrusted loan of RMB60,000 to Guochuang. The three original shareholders of Ronghe Tongshang, also entered into agreements with Guochuang whereby Guochuang became the sole shareholder of Ronghe Tongshang. Guochuang’s interest in Ronghe Tongshang has been pledged to the Company as collateral for the entrusted loan.

In 2009, Guochuang entered into a series of agreements with two designated PRC citizens, by which the entrusted loan of RMB60,000 was transferred from Guangchuang to these two owners (“New Owners”). The New Owners became the shareholders of Ronghe Tongshang and their interests in Ronghe Tongshang have been pledged to the Company as collateral for the entrusted loan. The New Owners act as the nominee shareholders and have contractually agreed not to make any decision regarding Ronghe Tongshang’s operations and business without the Company’s consent. In addition, the Company is obliged to absorb the expected losses and is entitled to receive the expected residual returns of Ronghe Tongshang.

The above arrangements assigned all of the equity owners’ rights and obligations to the Company, resulting in (i) the equity owners lacking the ability to make decisions that have a significant effect on Ronghe Tongshang’s operations, and (ii) the Company’s ability to extract the profits from the operations of Ronghe Tongshang, and to assume Ronghe Tongshang’s residual benefits. Because the Company is the sole variable interest holder of Ronghe Tongshang, it is the primary beneficiary of Ronghe Tongshang. Accordingly, the Company has consolidated the results of Ronghe Tongshang since its inception.

Through March, 2009, the Company conducted its B2B business through Ronghe Tongshang and Beijing Baichuan Tongda Science and Technology Development Co., Ltd., (“Baichuan Tongda”), also a VIE of the Company. In conjunction with the Company’s overall strategy to exit the B2B business, the underlying contractual relationship with Baichuan Tongda was terminated in August 2010 (Note 3).

Financial positions and operating results for the VIE are summarized below:

	As of December 31,
	2010	2011
	RMB	RMB
Total assets	37,098	29,975
Total liabilities (consisting primarily of other current liabilities)	(2,668)	(11,279)

	Years Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Total net revenues	4,136	5,448	8,239
Total net loss	(9,038)	(14,542)	(19,048)

Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Principal Accounting Policies [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation - The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”). All amounts in the accompanying consolidated financial statements and the related notes are expressed in Renminbi (“RMB”). The amounts expressed in United States dollars (“US$”) are presented solely for the convenience of the readers and are translated at a rate of RMB6.2939 to US$1, the approximate rate of exchange at December 31, 2011. Such translations should not be construed to be the amounts that would have been reported under US GAAP.

Basis of consolidation - The consolidated financial statements include the financial statements of Ninetowns and its subsidiaries and VIE. All significant intercompany transactions and balances are eliminated on consolidation.

Use of estimates - The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance for doubtful accounts, estimated costs to complete in a percentage of completion arrangement, estimated useful lives and impairment of acquired intangible assets, valuation allowance for deferred tax assets and fair values of derivatives.

Cash and cash equivalents - Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal and use, and have remaining maturities of three months or less when purchased.

Restricted cash - The Company’s restricted cash is related to deposits required by certain customers for software development services provided by the Company.

Short-term investments - To enable the Company to better manage its assets for long-term growth, the Company periodically invests its excess cash in highly liquid equity securities. In addition, from time to time the Company may write call and put options through listed exchanges as part of its investment strategy. The Company’s investment committee approves the investment policy covering the investment parameters to be followed with the primary goals being the safety of principal and maintaining the liquidity of funds. Short-term investments are comprised of marketable equity securities, which are classified as trading and available-for-sale. Marketable securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with realized and unrealized gains and losses recognized in earnings. Short-term investments classified as available for sale are stated at fair values. Unrealized gains or losses on available-for-sale securities from the changes in fair value are recorded in equity as other comprehensive income (loss). Realized gains or losses, based upon the specific identification method, on the disposal of available-for-sale securities are recorded in earnings.

The Company reviews investments in available-for-sale securities as of each balance sheet date for other-than-temporary declines in fair value. If the Company determines that a decline in fair value is other-than-temporary (OTTI), accumulated unrealized loss is accounted for as realized loss and included in earnings. The Company recorded an OTTI loss of RMB1,683 in 2009. No OTTI losses were recorded during the years ended December 31, 2010 and 2011.

Derivative financial instruments, consisting of written call and put options (option liabilities), are initially recorded at fair value and are re-valued at each reporting date, with changes in fair value included in earnings.

Term deposits consist of deposits placed with financial institutions with remaining maturities of greater than three months but less than one year.

Inventories - Inventories, consisting of computer accessories, food products and related consumables, are stated at the lower of cost or market price. Cost is determined by the first in first out method. Provision for diminution in value on inventories is made using the specific identification method. No inventory provisions were made in 2009, 2010 and 2011.

Trade receivables and allowance for doubtful accounts - Trade receivables mainly represents amounts earned and collectible from customers. The Company provides an allowance for doubtful accounts based on its aging analysis of trade receivables, customers’ credit-worthiness, past collection history, and changes in customers’ payment terms. The Company also provides a specific allowance if there is strong evidence that indicates the trade receivables are uncollectible, and writes off such trade receivables and specific allowance within one year if circumstances are not improved. Trade receivables in the consolidated balance sheet are net of such allowance.

Changes in the allowance for doubtful accounts were as follows for the years ended December 31, 2009, 2010 and 2011:

	2009	2010	2011
	RMB	RMB	RMB
Balance at January 1,	5,293	31,416	34,001
Allowance for doubtful debts	26,385	2,585	—
Recovery of accounts previously allowed	—	—	(6,841)
Write offs	(262)	—	(22,782)

Balance at December 31,	31,416	34,001	4,378

Real estate property under development - The Company capitalizes the planning, entitlement, construction, development and interest costs associated with its various real estate projects. Costs that are not capitalized are expensed as incurred. A real estate development project is substantially complete upon the cessation of construction and development activities.

In 2011, the Company capitalized RMB305,469 of costs related to its real estate projects and expensed RMB230 of costs.

Property and equipment - Property and equipment are recorded at cost less accumulated depreciation, amortization and provision for impairment loss. Depreciation and amortization are provided on a straight-line basis over the estimated useful lives of the assets. Estimated useful lives of property and equipment are as follows:

Buildings	20 years
Agricultural equipment	10 years
Leasehold improvements	shorter of lease term or 5 years
Furniture, fixtures and office equipment	5 years
Computer equipment	5 years
Motor vehicles	5 years

Acquired intangible assets - Acquired intangible assets, which consist primarily of customer relationships, buyer database, completed technology, purchased software for internal use and land use right, are carried at cost, less accumulated amortization and provision for impairment loss.

Amortization is calculated on a straight-line basis over the expected useful life of the assets of five years, except for the land use right which is amortized over fifty years. Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were RMB5,560, RMB4,043 and RMB3,503, respectively.

Impairment of long-lived assets - The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company adjusts the carrying value of the asset based on the fair value and recognizes an impairment loss. Fair value is estimated using expected discounted future cash flows. No impairment charge was recorded for the years ended December 31, 2009, 2010, 2011.

Investments under cost method - For investment in an investee over which the Company does not have significant influence, the Company carries the investment at cost adjusted for other-than-temporary declines in fair value, and recognizes income when receiving dividends from distributions of the investee’s earnings. The Company reviews its investments under cost method for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. No impairment charge was recorded for the years ended December 31, 2009 and 2010. Impairment loss recognized in the year ended December 31, 2011 was RMB3,373.

Investments under equity method - Investments in unconsolidated companies, limited partnerships and trusts in which the Company has significant influence but less than a controlling interest, or is not the primary beneficiary, are accounted for under the equity method of accounting and, accordingly, are adjusted for capital contributions, distributions and the Company’s equity in net earnings or loss of the entity.

Deferred subsidies - The receipt of government grants relating to software and system development projects are initially recorded as deferred subsidies. Upon the completion of the projects, the government grants are recognized as either other income or as an offset to research and development expenses.

In 2011, Dalian Changzheng received a grant of RMB240,240 from the government of China.

Income taxes - Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forward and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Company as enacted by the relevant tax authorities.

The Company recognizes the impact of an uncertain income tax position on the income tax return at the largest amount that is more likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company recognizes interest and penalties related to uncertain tax benefits as a component of income tax expense. The Company’s tax years from 2003 to 2011 are subject to examination by the tax authorities.

Revenue recognition - The Company’s revenue is derived from three primary sources: (i) sale of enterprise software and related customer maintenance services; (ii) software development services; (iii) food sales and, through September 2010, catering services.

Revenue from the sale of enterprise software and related customer maintenance service is recognized when there is evidence of an arrangement, the delivery or service has occurred, the fee is fixed or determinable, and collectability is probable. As the Company does not have vendor-specific objective evidence to establish the fair values of the undelivered elements, the Company recognizes revenue from sales of enterprise software and maintenance service on a straight-line basis over the service period which is typically no more than 12 months.

For certain customers, the Company installs the software at the customer’s place of business and charges the customer a fixed fee based on actual usage of the software. Accordingly, the Company recognizes the related revenue when the customer uses the software. The cost to install the software has historically been insignificant.

Revenues from software development services requiring significant production, modification, or customization of the software are recognized over the installation and customization period based on the percentage of completion method, which is measured principally by the percentage of actual hours incurred to date for each contract to the estimated total hours to be incurred for each contact at completion.

Certain revenue from software development services also includes hardware procurement under customer’s request. Since the Company does not have vendor-specific objective evidence to allow for separating various components of such software development service contracts, the Company recognizes such revenues when all components under the contracts are delivered and the project is completed upon the receipt of a written acceptance from the customer.

Revenues from food sales are generally recognized upon delivery and through September 2010, revenues from catering services were generally recognized when the catering services were provided.

With the exception of rebates of value added tax on sales of software and related maintenance services (“VAT rebate”) received from the Chinese tax authorities as part of the PRC government’s policy of encouraging software development in the PRC, the Company reports revenue net of business tax. The VAT rebate was RMB853, RMB482 and RMB573 during 2009, 2010 and 2011, respectively. Pursuant to certain PRC rules relating to value-added tax, Beijing Ninetowns Ports is entitled to a rebate of value-added tax paid, at a rate of 14% of the sales value for self-developed software products, excluding revenues from maintenance services and upgrade rights that are sold separately.

Cost of revenue - Cost of revenue includes procurement costs for products sold, and direct costs associated with the delivery of software development and maintenance services, and food related products and services, including salaries, employee benefits and overhead costs associated with employees providing the related services.

Research and development costs - Research and development expenses include payroll, employee benefits and other costs associated with product development. Technological feasibility for the Company’s software products is reached shortly before the products are released for production. Cost incurred after technological feasibility has historically been immaterial. Accordingly, the Company expenses all research and development costs when incurred.

Advertising costs - Advertising costs are expensed in the period incurred. The Company incurred advertising costs totaling RMB1,580, RMB1,886 and RMB2,475 during the years ended December 31, 2009, 2010 and 2011, respectively.

Foreign currency translation - The functional currency of the Company’s subsidiaries and VIE established in the PRC is the RMB. The functional currency of Ninetowns and its subsidiaries established in countries other than the PRC is the US dollar. Transactions denominated in other currencies are recorded in the applicable functional currencies at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into the applicable functional currencies at rates of exchange in effect at the balance sheet dates. Non-monetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Exchange gains and losses are recorded in the consolidated statements of operations.

The Company has chosen the RMB as its reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchanges rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income/loss in the statement of changes in equity.

Comprehensive income - Comprehensive income includes net income/loss, foreign currency translation adjustments and unrealized gain or loss on investments in available-for-sale securities.

Fair value measurement - Short-term investments and option liabilities are stated at fair value. The carrying value of all other financial instruments approximates their fair value due to the short-term nature of these instruments.

Accounting Standards Codification (“ASC”) 820 defines fair value, establishes a framework for measuring fair value, and provides disclosure requirements about fair value measurements. It also establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

Level 1 Inputs

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 Inputs

Level 3 inputs are unobservable inputs that are used to measure fair value to the extent that observable inputs are not available for the asset or liability.

Share-based compensation - The Company recognizes compensation cost on a straight-line basis over the requisite service period, which is generally the vesting period, and measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the awards.

Net income/loss per share - Basic net income/loss per share is computed by dividing net income/loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted net income/loss per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised. Ordinary share equivalents are excluded from the computation of the diluted net income/loss per share in periods when their effect would be anti-dilutive.

Reclassifications - Certain reclassification adjustments have been made to conform the Company’s historical reported balances to the current period presentation. The adjustments were primarily to reclassify dividends received from gain on investments under cost method to other income.

Recently issued accounting pronouncements - In May 2011, the FASB issued guidance on fair value measurement and disclosure requirements under U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in this update result in common fair value measurement and disclosure requirements under both U.S. GAAP and IFRS. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this update may change the application of the requirements of fair value measurement. This guidance will become effective for interim and annual periods beginning after December 15, 2011. The Company is still evaluating the impact that adoption of this guidance will have on its financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” which improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011 although early adoption is permitted. In December 2011, the FASB issued ASU 2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which defers certain aspects of ASU 2011-05 related to the presentation of reclassification adjustments. The adoption of the revised guidance on January 1, 2012 is not expected to have a material impact on the Company’s consolidated financial statements.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS

In March 2009, the Company announced that it had undertaken a thorough review of its overall B2B strategy for international trade and decided to discontinue its tootoo.com business. This decision was made in light of the major changes in the global economic environment. Tootoo.com was originally developed as a B2B search and service provider for suppliers and buyers engaged in international trade.

In August 2010, the Company sold Shanghai Meihuilong, its wholly-owned subsidiary, that provided catering services to institutional customers. Management believes that the sale allows the Company to optimize its food related segment resources to focus on the development of the e-grocery food business, which targets individual consumers.

In August 2010, the Company terminated its contractual relationships with Baichuan Tongda, its former VIE, and in connection therewith, received cash of approximately RMB1,500 (US$227).

Summarized 2009 and 2010 operating results from discontinued operations included in the Company’s consolidated statements of operations are as follows:

	Years Ended December 31,
	2009	2010
	RMB	RMB

Net revenues	14,995	19,271

(Loss) income before income taxes	(8,401)	1,410
Loss from disposal of the discontinued component	—	(1,808)
Income tax benefit	—	—

Loss from discontinued operations, net of tax	(8,401)	(398)
Non-controlling interest in discontinued operations	89	—

Loss from discontinued operations	(8,312)	(398)

Loss per share from discontinued operations - basic	(0.24)	(0.01)

Loss per share from discontinued operations - diluted	(0.24)	(0.01)

Short-Term Investments	12 Months Ended
Dec. 31, 2011
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

Short-term investments include trading securities and available-for-sale securities. Trading securities consist of investments in marketable equity securities with the intention of selling them in the short term. Available-for-sale securities consist principally of equity securities and balanced funds without a contractual expiration date issued by major financial institutions.

Term deposits consist of deposits placed with financial institutions with remaining maturities of greater than three months but less than one year. As of December 31, 2010 and 2011, term deposits are RMB8,154 and RMB5,088.

The following table provides additional information concerning the Company’s trading securities and available-for-sale securities:

Trading securities:

	December 31, 2010 (RMB)				December 31, 2011 (RMB)
	Cost	Gross realized gains	Gross realized losses	Fair value	Cost	Gross realized gains	Gross realized losses	Fair value
Trading securities	523	—	—	523	1,880	—	(1,172)	708

Total	523	—	—	523	1,880	—	(1,172)	708

Available-for-sale securities:

	December 31, 2010 (RMB)					December 31, 2011 (RMB)
	Cost	Gross unrealized gains	Gross unrealized losses	Other-than- temporary impairment	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Other-than- temporary impairment	Fair value
Equity securities	182,383	6,372	(134)	—	188,621	221,953	13,329	(9,795)	—	225,487
Mutual funds	44,069	—	(1,351)	—	42,718	27,178	—	(7,575)	—	19,603

Total	226,452	6,372	(1,485)	—	231,339	249,131	13,329	(17,370)	—	245,090

Information pertaining to securities with gross unrealized losses at December 31, 2011 and 2010 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	(11,140)	(11,140)	(11,140)	(11,140)
	Less than twelve months		Twelve months or more
December 31, 2011	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Equity securities	49,009	(8,146)	1,324	(1,649)
Mutual funds	9,486	(2,994)	10,117	(4,581)

Total	58,495	(11,140)	11,441	(6,230)

	(11,140)	(11,140)	(11,140)	(11,140)
	Less than twelve months		Twelve months or more
December 31, 2010	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Equity securities	23,920	(134)	—	—
Mutual funds	14,313	(747)	28,405	(604)

Total	38,233	(881)	28,405	(604)

The Company’s assessment that it has the ability to continue to hold impaired investment securities along with its evaluation of their future performance provide the basis for it to conclude that its impaired securities are not other-than-temporarily impaired. In assessing whether it is more likely than not that the Company will be required to sell any impaired security before its anticipated recovery, which may be at their maturity, it considers the significance of each investment, the amount of impairment, as well as the Company’s liquidity position and the impact on the Company’s capital position. As a result of its analyses, the Company determined at December 31, 2011 and 2010, that the unrealized losses on its securities portfolio on which impairments had not been recognized are temporary.

Proceeds, gross realized gains and gross realized losses on securities classified as available-for-sale for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Years Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Proceeds	177,179	173,693	302,171
Gross realized gains	27,823	1,866	302
Gross realized losses	(13,362)	(3,522)	(263)

The summary of trading and available-for-sale securities measured and recorded at fair value on a recurring basis as of December 31, 2011 is as follows:

		Fair Value Measurements at Reporting Date Using
Description	December 31, 2011 (RMB)	Quoted Prices in Active Markets for Identical Assets (Level 1) (RMB)	Significant Other Observable Inputs (Level 2) (RMB)	Significant Unobservable Inputs (Level 3) (RMB)
Available-for-sale securities	245,090	245,090	—	—
Trading securities	708	708	—	—

Total	245,798	245,798	—	—

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES
Inventories consisted of the following:

	December 31,
	2010	2011
	RMB	RMB

Computer accessories	1,411	1,475
Food products and related consumables	750	1,671

	2,161	3,146

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2010	2011
	RMB	RMB

Advances to employees	785	1,526
Prepaid expenses	1,333	2,118
Deposits for office rental, utilities	1,011	998
Interest receivable for term deposits	30	81
Value added tax recoverable	164	699
Other receivables	4,180	3,139

	7,503	8,561

Real Estate Property Under Development	12 Months Ended
Dec. 31, 2011
Real Estate Property Under Development [Abstract]
REAL ESTATE PROPERTY UNDER DEVELOPMENT
7.	REAL ESTATE PROPERTY UNDER DEVELOPMENT

Real estate under development assets of RMB305,469 is comprised of land costs of RMB291,956 and land development costs of RMB13,513 at December 31, 2011.

On February 24, 2011, Dalian Changzheng was incorporated in the PRC. Beijing Nientowns Ports owns 70% of Dalian Changzheng, and its total capital contribution is RMB117 million, of which RMB35 million was paid as of December 31, 2011. An additional contribution of RMB82.67 million is expected to be paid on May 26, 2013.

Dalian Changzheng acquired the land use rights for two tracts of undeveloped land permitted for commercial and residential use and located in Dalian High and New Technology Industry Park in Dalian, Liaoning Province, China on April 29, 2011. The two tracts of land were purchased for a total consideration, including acquisition costs, of approximately RMB292 million (US$46 million). The commercial land use rights and the residential land use rights will expire in 40 years and 70 years, respectively.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,
	2010	2011
	RMB	RMB

Buildings	196,409	198,450
Leasehold improvements	6,926	7,930
Furniture, fixtures and office equipment	4,278	5,405
Computer equipment	30,227	29,106
Motor vehicles	7,586	8,318
Agricultural equipment	3,678	5,195

Total	249,104	254,404
Less: accumulated depreciation and amortization	(60,623)	(75,139)

Property and equipment, net	188,481	179,265

Depreciation and amortization expenses for the years ended December 31, 2009, 2010 and 2011 were RMB16,916, RMB17,316, and RMB16,541, respectively.

Investments Under Cost Method	12 Months Ended
Dec. 31, 2011
Investments Under Cost Method [Abstract]
INVESTMENTS UNDER COST METHOD
9.	INVESTMENTS UNDER COST METHOD

	December 31,
	2010	2011
	RMB	RMB

Global Market	10,981	10,463
Tophere	4,500	1,127

	15,481	11,590

At December 31, 2010 and 2011, the Company owned 16,049,075 shares, or 3.55%, of Global Market Group Limited (“Global Market”) Series A preferred shares.

Because the Company cannot exercise significant influence over Global Market, the investment is accounted for under the cost method.

In June 2010, the Company sold 24,714,225 Series A preferred shares for cash consideration of RMB26,448 (US$3,875). The Company recognized a gain of RMB9,186 (US$1,392) on the disposal of the Series A preferred shares in 2010.

In June 2010, Global Market declared a cash payment of special dividends to the holders of its ordinary shares, Series A preferred shares and Series B preferred shares. The Company received dividends of RMB6,164 (US$934), which is included in other income in the consolidated statement of operations.

In November 2011, The Company received dividends of RMB920 (US$146), which is included in other income in the consolidated statement of operations.

In November 2007, the Company entered into an agreement with Hangzhou Tophere Info-Tech Inc. (“Tophere”), a Chinese B2B food and beverage trade facilitator headquartered in Hangzhou, to acquire its 19.8% equity interest for a cash consideration of RMB4,500. Because the Company cannot exercise significant influence over Tophere, the investment is accounted for under the cost method.

In 2011, an impairment loss of RMB3,373 was recognized due to losses reported by Tophere.

On January 1, 2010, the Company also had a cost investment in GCL Silicon Technology Holdings Inc. (“GCL”) of RMB7,074 (US$1,036).In May 2010, the Company sold part of the investment, and received RMB7,626 (US$1,117). In September 2010, the Company sold the rest of the investment, and received RMB2,306 (US$349). The Company recorded a gain of approximately RMB2,967 (US$450) on the disposal.

Investments Under Equity Method	12 Months Ended
Dec. 31, 2011
Investments Under Equity Method [Abstract]
INVESTMENTS UNDER EQUITY METHOD
10.	INVESTMENTS UNDER EQUITY METHOD

The Investment Trust Plan and Huainan Ninetowns:

In April 2011, the Company acquired the land use rights for a plot of undeveloped land permitted for mixed-use and located in Huainan, Anhui province of China. The purchase price was approximately RMB258 million (US$39 million) in total of which RMB140 million was paid during the year ended December 31, 2011. The Company intends to develop a mixed-use real estate project tentatively named “Smarter Town” on the land, and also intends to (i) design, develop, construct, market and sell certain retail and residential units, (ii) design and construct an “Internet of Things” exhibition park, and (iii) design and construct a community hospital on such land. The mixed-use land use rights will expire in 40 years and 70 years.

In June 2011, the Company, through its subsidiaries, entered into a series of agreements with respect to certain financing arrangements for the “Smarter Town” project to be developed by Huainan Huacheng Estate Co. Ltd. (“Huainan Huacheng”), the project company. Pursuant to such agreements, Zhongcheng Trust Co., Ltd. (“Zhongcheng”) organized and offered the “2011 Zhongcheng Trust Huainan Ninetowns Investment Trust Plan” (“the Investment Trust Plan”). Pursuant to the terms of the Investment Trust Plan, Zhongcheng issued (i) 150,000,000 preferred trust units for RMB150 million to certain investors and (ii) 160,000,000 ordinary trust units to Beijing Ninetowns Ports, a wholly-owned indirect subsidiary of the Company, in exchange for the assignment by Beijing Ninetowns Ports of certain creditor’s rights for RMB160 million in Huainan Huacheng. To inject the funds raised under the Investment Trust Plan to Huainan Huacheng, Zhongcheng and Beijing Ninetowns Ports entered into a capital increase agreement pursuant to which Zhongcheng made a capital investment of RMB150 million to Huainan Ninetowns Suitable Estate Co., Ltd. (“Huainan Ninetowns”), a wholly-owned subsidiary of Beijing Ninetowns Ports and the sole shareholder of Huainan Huacheng. As a result of the capital investment, Zhongcheng and Beijing Ninetowns Ports owned 90% and 10% equity interest, respectively, of Huainan Ninetowns at December 31, 2011. The funds injected to Huainan Ninetowns were injected to Huainan Huacheng through a capital increase by Huainan Ninetowns in December 2011.

In February 2012, Beijing Ninetowns Ports proposed to terminate the Investment Trust Plan due to the delay in the development schedule of the “Smarter Town” project. The termination of the Investment Trust Plan was approved at a meeting of the investors who subscribed for the preferred trust units of the Investment Trust Plan and Beijing Ninetowns Ports. As a result of the termination, Zhongcheng transferred the 90% equity interest it held in Huainan Ninetowns to Beijing Ninetowns Ports for no consideration. In addition, Huainan Huacheng repaid the debt of RMB160 million plus interest of approximately RMB13 million to Zhongcheng. The Company intends to continue the development of the “Smarter Town” project and may seek other alternative financing options in the future.

Although the Company through Beijing Ninetowns Ports owned 51.6% of the Investment Trust Plan at December 31, 2011, the non-controlling interest retained veto rights and accordingly the Investment Trust Plan was not consolidated and was instead accounted for using the equity method of accounting. Interest expense related to the Investment Trust Plan during the year ended December 31, 2011 was RMB11 million.

Shouchuang Caifu Ninetowns and Shouchuang Caifu Gengyin:

On October 21, 2011, Beijing Ronghe Zhihui entered into a partnership agreement with Shouchuang Huaxia (Tianjin) Equity Investment Fund Management Co., Ltd. (“Shouchuang Huaxia”) and Shouchuang Caifu Gengyin (Tianjin) Equity Investment Fund Limited Partnership (“Shouchuang Caifu Gengyin”). Pursuant to the partnership agreement, Beijing Ronghe Zhihui and Shouchuang Caifu Gengyin, as the limited partners, and Shouchuang Huaxia, as the general partner, established Shouchuang Caifu Ninetowns (Tianjin) Equity Investment Fund Limited Partnership (“Shouchuang Caifu Ninetowns”), as a limited partnership based in Tianjin, China.

Shouchuang Caifu Ninetowns’s initial capital is expected to be RMB110 million. Through December 31, 2011, Shouchuang Caifu Gengyin and Shouchuang Huaxia each contributed RMB10 million and Beijing Ronghe Zhihui, who is expected to contribute a total of RMB90 million, contributed RMB53 million. The remaining balance of Beijing Ronghe Zhihui’s capital contribution of RMB37 million, which is at Beijing Ronghe Zhihui’s option, is expected to be contributed by October 31, 2013.

As of December 31, 2011, Ninetowns Suitable Estate had contributed RMB5.94 million of a total commitment of RMB29.7 million for a 29.7% interest in Shouchuang Caifu Gengyin.

As of December 31, 2011, the Company had a 72.60% direct interest in Shouchuang Caifu Ninetowns and a 4.07% indirect interest in Shouchuang Caifu Ninetowns. As a limited partner, the Company is using the equity method of accounting to account for its investment in Shouchuang Caifu Ninetowns.

On December 21, 2011, Shouchuang Caifu Ninetowns acquired 99% of the equity interests of Binzhou Ruichen Real Estate Development Co., Ltd. (“Binzhou Ruichen”), a limited liability company established in Binzhou, Shandong Province, China. As of December 31, 2011, Binzhou Ruichen owns the land use rights for a plot of undeveloped land permitted for residential use and located in Binzhou. The residential land use rights will expire in 70 years.

The Company’s investments in and equity in the earnings of its equity method investees is as follows for the year ended December 31, 2011:

	The Investment Trust Plan	Huainan Ninetowns	Shouchuang Caifu Ninetowns	Shouchuang Caifu Gengyin	Total
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Investment balance at January 1, 2011	—	—	—	—	—
Investment contributions	160,000	10,000	53,000	5,940	228,940
Equity earnings	1,475	164	—	—	1,639

Investment balance at December 31, 2011	161,475	10,164	53,000	5,940	230,579

At December 31, 2011, there are no significant differences between the carrying amounts of the Company’s equity investments and the underlying equity in the investees’ net assets.

Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Acquired Intangible Assets, Net [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
11.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consisted of the following:

	December 31,
	2010	2011
	RMB	RMB

Customer lists and relationships	6,131	6,131
Completed technology	5,251	5,251
Purchased software for internal use	17,200	17,200
Land use right	30,156	31,251

Total	58,738	59,833
Less: Accumulated amortization	(27,072)	(30,575)

Acquired intangible assets, net	31,666	29,258

In October 2008, the Company acquired a land use right from Yizhuang Substation of the PRC Country Resources Bureau for RMB30,156. The land use right has a contractual useful life of 50 years.

In January 2012, the Company changed the construction planning of Yizhuang to development of mixed-use real estate projects and reclassified the land use right to real estate property under development.

Amortization expenses for the years ended December 31, 2009, 2010, and 2011 were RMB5,560, RMB4,043, and RMB3,503, respectively.

The following table represents the total estimated amortization of intangible assets for the next five years:

For the Year Ending December 31	Estimated Amortization Expense
RMB
2012	703
2013	703
2014	703
2015	703
2016	703

3,515

Option Liabilities	12 Months Ended
Dec. 31, 2011
Option Liabilities [Abstract]
OPTION LIABILITIES
12.	OPTION LIABILITIES

The Company writes call and put options through listed exchanges. When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expired are treated by the Company on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium is deducted from the total purchase price in determining the cost of the underlying security. The Company, as the option writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written options. At December 31, 2011, option liabilities included liabilities for call options of RMB4,913 and put options of RMB3,019.

Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
13.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	December 31,
	2010	2011
	RMB	RMB
Accounts payable and other payables	6,629	8,514
Salary and wages	4,064	7,896
Accrued expenses	1,859	32

	12,552	16,442

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES
14.	INCOME TAXES

Ninetowns is a tax exempted company incorporated in the Cayman Islands. No provision for Hong Kong Profits Tax has been made as the subsidiaries incorporated in Hong Kong had no assessable profits earned or derived from Hong Kong during the years ended December 31, 2009, 2010 and 2011. The subsidiaries incorporated in the PRC (other than Hong Kong) are governed by the Income Tax Law of the PRC Concerning Foreign Investment and Foreign Enterprises and various local income tax laws (the “Income Tax Laws”).

On March 16, 2007, the National People’s Congress adopted the 2008 PRC Enterprise Income Tax Law (the “New Income Tax Law”), which went into effect on January 1, 2008. The New Income Tax Law imposes a unified income tax rate of 25% for domestic and foreign enterprises. New and High Technology Enterprise will enjoy a favorable tax rate of 15%. The New Income Tax Law also provides a five-year transitional period for those entities established before March 16, 2007, which enjoy a favorable income tax rate less than 25% under the previous income tax laws, to gradually change their rates to 25%. In addition, the New Income Tax Law provides grandfather treatment for enterprises which were qualified as “New and High Technology Enterprises” under the previous income tax laws and were established before March 16, 2007, if they continue to meet the criteria for New and High Technology Enterprises after January 1, 2008. The grandfather provision allows these enterprises to continue to enjoy their unexpired tax holiday provided by the previous income tax laws and rules.

The New and High Technology Enterprises status allows qualifying entities to be eligible for a 15% tax rate for three years. At the conclusion of the three year period, the qualifying enterprise has the option to renew its New and High Technology Enterprises status for an additional three years through a simplified application process if such enterprise’s business operations continue to qualify for New and High Technology Enterprises status. After the first six years, the enterprise would have to go through a new application process in order to renew its New and High Technology Enterprises status.

Under the New Income Tax Law, if the PRC subsidiaries and VIE wish to qualify for a preferential rate for years commencing on or after January 1, 2008, they will need to qualify as a “High and New Technology Enterprise Strongly Supported by the State” . Until the PRC subsidiaries and VIE receive official approval for this new status, they will be subject to the statutory 25% tax rate. Furthermore, under the New Income Tax Law a “resident enterprise”, which includes an enterprise established outside of the PRC with management located in the PRC, will be subject to PRC income tax. If the PRC tax authorities determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise under the new tax law, the Company and its subsidiaries registered outside the PRC will be subject to PRC income tax at a rate of 25%.

In 2009, 2010 and 2011, Beijing New Take, Beijing Ninetowns Times, Ninetowns Suitable Estate, Ronghe Tongshang, Beijing Software, Beijing Sky and Dongguan Software were subject to an enterprise income tax rate of 25%. Beijing Ronghe Zhihui and Beijing Ronghe Dianzi were subject to an enterprise income tax rate of 25% in 2011.

Beijing Ninetowns Ports was awarded the certificate of “New and High Technology Enterprise” and was taxed at an income tax rate of 15% for the years ended December 31, 2009, 2010 and 2011.

Guangdong Ninetowns was awarded the certificate of “New and High Technology Enterprise” and was taxed at an income tax rate of 15% for the years ended December 31, 2009, 2010 and 2011.

Dalian Changzheng was qualified as a software company in 2011 and was granted preferential EIT rates based on such status. Dalian Changzheng is subject to 0% EIT for 2011 and 2012 and 12.5% EIT for 2013, 2014 and 2015.

Huaixiang Modern Agriculture is subject to a 25.0% EIT each year based on a deemed income equal to 4% of its annual total income of year 2011 as determined by the tax authority.

During the years ended December 31, 2009, 2010 and 2011, if the Company’s subsidiaries in the PRC had not been awarded tax holidays or had special tax concessions, they would have recorded an additional provision for income taxes totaling RMB501, RMB838 and RMB374, respectively. Basic net income per share would have been changed to RMB0.02, RMB0.32 and RMB0.08, and diluted net income per share would have been changed to RMB0.02, RMB0.32 and RMB0.08 for the years ended December 31, 2009, 2010, and 2011, respectively.

Income tax expense consisted of the following:

	Years Ended December 31
	2009	2010	2011
	RMB	RMB	RMB
Current tax	6,070	1,036	855
Deferred tax	(1,970)	(158)	193

	4,100	878	1,048

As of December 31, 2010 and 2011, significant temporary differences between the tax basis and financial statement basis of accounting for assets and liabilities that gave rise to deferred taxes were principally related to the following:

	December 31
	2010	2011
	RMB	RMB
Current deferred tax assets
Short-term deferred revenue (B2G)	1,879	311
Less: valuation allowances	(1,085)	—

Current deferred tax assets	794	311

Non-current deferred tax assets
Net operating loss carry forwards	8,767	9,413
Less: valuation allowances	(8,767)	(9,413)

Non-current deferred tax assets	—	—

Non-current deferred tax liabilities
Accelerated depreciation of property and equipment	(342)	(51)

Non-current deferred tax liabilities	(342)	(51)

The Company has operating loss carry forwards totaling RMB44,963 as of December 31, 2011, all of which were from PRC subsidiaries and will expire on December 31, 2016.

As of December 31, 2010 and 2011, a valuation allowance was provided against deferred tax assets arising from net operating loss carry-forwards, and short-term deferred revenue of certain PRC subsidiaries and the VIE due to the uncertainty of realization. Adjustment will be made to the valuation allowance if events occur in the future that indicate changes in the amount of deferred tax assets that may be realized.

The Company operates through multiple subsidiaries and a VIE and the valuation allowances are considered separately for each subsidiary and the VIE. The Company does not file consolidated tax returns, therefore, losses and deferred taxes from one subsidiary or the VIE may not be used to offset another subsidiary’s or the VIE’s earnings or deferred taxes.

If the Company were to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents in the Hong Kong Special Administrative Region, the withholding tax would be 5%.

Aggregate undistributed earnings of the Company’s subsidiaries and its VIE located in the PRC that are available for distribution to the Company of approximately RMB552,883 and RMB553,727 at December 31, 2010 and 2011 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have clarified that distributions made out of pre-January 1, 2008 retained earnings will not be subject to the withholding tax.

A reconciliation between income tax expense (benefit) computed by applying the PRC statutory income tax rate of 25% to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2009	2010	2011

PRC statutory income tax	25.0%	25.0%	25.0%
Expenses not deductible for tax purposes	20.2%	18.1%	5.6%
Provision for withholding tax on inter-company distributions	34.7%	—	—
Permanent differences	(30.1%)	(32.1%)	(8.4%)
Tax exemption and tax relief granted to PRC subsidiaries	(5.7%)	(1.0%)	(8.0%)
Effect on deferred taxes due to changes in tax rates under the new law for certain subsidiaries	(14.3%)	(3.5%)	8.8%

	29.8%	6.5%	23.0%

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

RMB
Balance at January 1, 2010	5,141
Additions based on tax positions related to the current year	246
Reversal based on tax positions related to the current year	—

Balance at December 31, 2010	5,387
Additions based on tax position related to the current year	208
Reversal based on tax positions related to the current year	—

Balance at December 31, 2011	5,595

The Company does not anticipate any significant change within 12 months of this reporting date to its uncertain tax positions that relate primarily to 2009 inter-company distributions. Interest and penalties recognized in the statement of operations and current liabilities were not significant in 2009, 2010 and 2011.

Deferred Subsidies	12 Months Ended
Dec. 31, 2011
Deferred Subsidies [Abstract]
DEFERRED SUBSIDIES
15.	DEFERRED SUBSIDIES

During the year ended December 31, 2011, Dalian Changzheng received a grant of RMB240,240 from the government of China. This grant was initially deferred when received and will used for research and development related to certain software and system development projects which were approved by the government. Upon the completion of the projects, the government grant will be recognized as either other income or as an offset to relevant research and development expenses.

There are no contingencies related to the grant.

Other Taxes Payable	12 Months Ended
Dec. 31, 2011
Other Taxes Payable [Abstract]
OTHER TAXES PAYABLE
16.	OTHER TAXES PAYABLE

	December 31,
	2010	2011
	RMB	RMB
Individual income tax withholding	127	109
Business tax payable	1,540	2,011
Value added taxes payable (recoverable), net	(708)	(602)
Property tax	25	19

	984	1,537

The Company’s subsidiaries in the PRC (other than Hong Kong) are subject to a 17% value added tax on revenues from the sales of hardware to customers and, in addition, are subject to business taxes and value added taxes at the rates of 5% and 3%, on service revenues from software development and sales of software, respectively. Value added taxes payable for hardware sales is reported net of value added taxes paid for inventory purchases. VAT on food sales and services is applicable at various rates, from 0% for self-grown products sales, to 13% and 17% for other goods and products. The Company is also required to withhold PRC individual income taxes on employees’ payroll for remittance to the tax authorities. In addition, in October 2008, the Company purchased a land use right resulting in a property tax liability thereon.

Net Income Per Share	12 Months Ended
Dec. 31, 2011
Net Income Per Share [Abstract]
NET INCOME PER SHARE
17.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Numerator used in basic income per share:
Income from continuing operations before non-controlling interest	9,644	12,723	3,510
Loss from discontinued operations attributable to the Company	(8,401)	(398)	—
Net loss attributable to the non-controlling interest	89	—	15

Net income attributable to the Company	1,332	12,325	3,525

Shares (denominator):
Weighted average ordinary shares outstanding	35,100,194	35,800,428	37,443,657
Plus: incremental shares from vesting of		1,491,106	3,021,792
restricted shares	—	—

Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	35,100,194	37,291,534	40,465,449

Income from continuing operations per share - basic	0.28	0.35	0.09

Income from continuing operations per share - diluted	0.28	0.34	0.09

Loss from discontinued operations per share - basic	(0.24)	(0.01)	—

Loss from discontinued operations per share - diluted	(0.24)	(0.01)	—

Net income attributable to the Company per share - basic	0.04	0.34	0.09

Net income attributable to the Company per share - diluted	0.04	0.33	0.09

American Depository Receipts held by the Company to facilitate cashless exercises of vested employee stock options and non-vested shares for 673,278 and 1,253,673 ordinary shares have been excluded from shares issued and outstanding as of December 31, 2009 and 2011. There were no such shares excluded as of December 31, 2010.

The Company had 3,320,311, 5,595,664 and 4,396,023 ordinary share equivalents outstanding, that could potentially dilute basic income per share in the future, which were excluded in the computation of diluted income per share in 2009, 2010 and 2011, respectively, as their effect would have been anti-dilutive.

Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2011
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
18.	RELATED PARTY TRANSACTIONS AND BALANCES

As of December 31, 2011, the amount due from related parties of RMB1,248, represents advances from Beijing Ninetowns Ports to Huainan Huacheng. These advances are non-interest bearing and due on demand.

Share Option Plans	12 Months Ended
Dec. 31, 2011
Share Option Plans [Abstract]
SHARE OPTION PLANS
19.	SHARE OPTION PLANS

The 2003 Plan

The Company’s 2003 Plan (the “2003 Plan”) allows the Company to issue options to employees and directors to acquire 2,574,400 of the Company’s ordinary shares. The 2003 Plan will remain in effect for ten years starting from the date of adoption.

As of December 31, 2010 and 2011, options to purchase 1,229,010 and 1,093,779 ordinary shares were outstanding, respectively, under the 2003 Plan. As of December 31, 2010 and 2011, there were 493,698 and 628,929 options, respectively, available under the 2003 Plan for future grants.

The 2004 Plan (as amended)

Under the Amended and Restated 2004 Plan (the “2004 Plan, as amended”), the Company may grant options to its employees that are exercisable for up to 4.3 million ordinary shares at prices to be determined by the Company’s Board of Directors. The 2004 Plan, as amended, also permits the Company to grant share appreciation rights, restricted share awards, and performance awards. The 2004 Plan, as amended, will automatically terminate in ten years from grant date unless the Company terminates it earlier.

On July 16, 2009, Ninetowns granted options to certain employees to purchase 1,369,800 ordinary shares at an exercise price of RMB10 (US$1.4) per ordinary share, which was the average closing fair market value of the Company’s ordinary shares for the month before the grant date. The options will vest over four years at 25% per year from the grant date. Any options granted but not exercised will expire on July 15, 2019.

On February 10, 2010, Ninetowns granted options to certain employees to purchase 976,500 ordinary shares at an exercise price of RMB11 (US$1.6) per ordinary share, which was the average closing fair market value of the Company’s ordinary shares for the month before the grant date. The options will vest over four years at 25% per year from the grant date. Any options granted but not exercised will expire on February 10, 2020.

As of December 31, 2010 and 2011, options to purchase 2,895,462 and 2,605,506 ordinary shares were outstanding, respectively.

The fair value of the option awards was estimated on the respective dates of grant using a dividend adjusted Black - Scholes pricing model that uses the assumptions noted in the following table:

Options grants	2009 Grant	2010 Grant

Weighted average risk-free rate of return	2.90%	3.15%

Weighted average expected option life	6.25 years	6.25 years
Weighted average volatility rate	61%	63%
Weighted average dividend yield	0%	0%

The risk-free rate of interest is based on the market yield of China Sovereign Bond Denominated in USD with maturity nearest to the expected term as of the valuation date. No dividend is expected to be paid in the future. The expected life of the option is derived using the mid-point method, which is calculated as the period between the grant date and the expected exercise date.

On July 16, 2009, Ninetowns granted 58,698 nonvested shares to certain employees, 25% of which vested on the grant date and the remaining will vest over three years at 25% per year from the grant date.

On February 10, 2010, Ninetowns granted 585,771 nonvested shares to certain employees. that will vest over one year at 25% per three month period from the grant date.

As of December 31, 2010 and 2011, 340,302 and 92,304 nonvested shares were outstanding.

As of December 31, 2010 and 2011, 402,361 and 698,441 share-based instruments were available under the 2004 Plan, as amended, for future grants.

The 2006 Plan

In December 2005, the Company’s shareholders approved the 2006 stock incentive plan (the “2006 Plan”) which allows the Company to offer a variety of share-based awards to employees and employees of the Company’s affiliates and subsidiaries including share options, restricted shares, and other similar awards. The exercise price must be at least equal to 100% of the fair market value of the ordinary shares on the grant date. The 2006 Plan will be automatically terminated in 2015.

On February 10, 2010, Ninetowns granted 2,213,824 nonvested shares to certain employees. 1,443,912 nonvested shares vest over one year at 25% per three month period from the grant date, and 769,912 nonvested shares vest over four years at 25% per year from the grant date.

As of December 31, 2010 and 2011, 1,130,890 and 577,434 nonvested shares were outstanding.

A summary of the share options and nonvested shares activities is as follows:

	Years Ended December 31,
	2009		2010		2011
Share options	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price
		RMB		RMB		RMB
Outstanding at beginning of year	2,113,149	36	3,320,311	25	4,124,472	22
Granted	1,369,800	22	976,500	11	—	—
Exercised	—	—	—	—	—	—
Cancelled	(162,638)	34	(172,339)	18	(425,187)	28

Outstanding at end of year	3,320,311	25	4,124,472	22	3,699,285	22

Exercisable at end of year	1,790,239	37	2,125,918	33	2,439,744	27

Nonvested Option	Number of option	Weighted-average exercise price

Nonvested at January 1, 2011	1,998,554	11
Granted	—	—
Vested	(589,754)	11
Cancelled	(149,259)	12

Nonvested at December 31, 2011	1,259,541	11

Nonvested Shares	Shares	Weighted-average grant-date fair value
		RMB
Nonvested at January 1, 2011	1,471,192	12
Granted	—	—
Vested	(795,329)	12
Forfeited	(6,125)	21

Nonvested at December 31, 2011	669,738	12

The total intrinsic value of options exercised during each of the years ended December 31, 2009, 2010, and 2011 was RMB nil. As of December 31, 2011, the aggregate intrinsic value of both options outstanding and options exercisable was RMB nil.

The outstanding options as of December 31, 2011 have the following characteristics:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life	Fair value per share at grant date	Weighted average exercise price	Number exercisable	Weighted average exercise price
			(RMB)		(RMB)

1,093,779	1.875	RMB0.297 (HK$0.286)	26	1,093,779	26
372,967	3.167	RMB40.42 (US$4.896)	71	372,967	71
172,939	6.099	RMB11.63 (US$1.619)	22	130,773	22
1,327,800	7.496	RMB6.49 (US$0.947)	10	658,900	10
731,800	9.083	RMB6.72 (US$0.991)	11	183,325	11

3,699,285	6		22	2,439,744	27

As of December 31, 2011, the unrecognized share-based compensation cost related to options was approximately RMB2,164 and is expected to be recognized over a weighted average vesting period of 1.8 years. As of December 31, 2011, the unrecognized share-based compensation cost related to nonvested share-based compensation arrangements was approximately RMB1,926 and is expected to be recognized over a weighted-average vesting period of 2.0 years.

The amounts of share-based compensation attributable to cost of revenues, sales and marketing, general and administrative expenses, and research and development included in those line items in the consolidated statements of operations are as follows:

	Years Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Cost of revenues	51	8	21
Sales and marketing	787	607	347
General and administrative	3,297	26,741	4,127
Research and development	332	4,354	2,632

Total share-based compensation expense	4,467	31,710	7,127

At December 31, 2011, 1,253,673 of the Company’s ordinary shares were reserved for future share option exercises.

Commitments	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
COMMITMENTS
20.	COMMITMENTS

The Company has operating lease agreements principally for its office properties in the PRC. The leases have remaining terms ranging from 12 to 24 months and are renewable subject to negotiation. Rental expense was RMB7,056, RMB3,867 and RMB3,243, for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2011 are as follows:

Years ending December 31,	RMB

2012	2,395
2013	376

Total	2,771

The Company has entered into franchise agreements to undertake marketing, distribution and service activities. Under these agreements, the Company is obligated to provide advertising, training and telephone support associated with its software licenses and products. Other than as disclosed herein, the Company did not have any significant outstanding obligations or commitments at December 31, 2011.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The Company has four operating segments: enterprise software and related maintenance services segment, software development services segment, food related business and real estate development. The enterprise software and related maintenance services segment is engaged in the development, distribution and sale of software products, the provision of customer maintenance services to end users, and the research and development of new enterprise software. The software development services segment is responsible for the development and integration of software in accordance with the customers’ specifications and requirements. The food related business consists of food sales and services and targets Chinese consumers. The real estate development segment includes real estate development operations, which through December 31, 2011 has not generated any revenues.

For financial reporting purposes, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Chief Executive Officer. Segment information provided to the chief operating decision maker is prepared using the accounting principles and the relevant financial regulations applicable to enterprises with foreign investment as established by the Ministry of Finance in the PRC (“PRC GAAP”). The principal differences between PRC GAAP and US GAAP as they relate to the Company are primarily (i) revenue recognition from the sale of enterprise software, (ii) the classification of the PRC value added tax refund, and (iii) the recognition of share-based compensation expenses.

The Company’s reportable segments offer different products and services. Each reportable segment is assigned a member of senior management who has knowledge about the products and services, specific operational risks, and opportunities associated with the segment.

The following is a summary of financial information relating to the Company’s three revenue generating segments expressed under PRC GAAP:

	00000000	00000000	00000000	00000000
	Year Ended December 31, 2009
	Enterprise software and related customer maintenance services	Software development services	Food related business	Total
	RMB	RMB	RMB	RMB

Net revenues	47,954	17,363	3,889	69,206

Gross profit	48,005	5,811	(2,419)	51,397

	00000000	00000000	00000000	00000000
	Year Ended December 31, 2010
	Enterprise software and related customer maintenance services	Software development services	Food related business	Total
	RMB	RMB	RMB	RMB

Net revenues	45,448	24,546	5,448	75,442

Gross profit (loss)	45,448	13,673	(1,462)	57,659

	00000000	00000000	00000000	00000000
	Year Ended December 31, 2011
	Enterprise software and related customer maintenance services	Software development services	Food related business	Total
	RMB	RMB	RMB	RMB

Net revenues	56,677	5,963	8,239	70,879

Gross profit (loss)	56,677	3,703	(213)	60,167

The Company does not allocate operating expenses to individual segments when making decisions about allocating resources to the segments and assessing their performance.

The following is a reconciliation of the amounts presented for the Company’s three revenue generating segments under PRC GAAP to the consolidated totals reported under US GAAP:

	Years Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net revenues under PRC GAAP	69,206	75,442	70,879
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	9,580	2,983	3,764
PRC value added tax refund	853	482	573

Total net revenues under US GAAP	79,639	78,907	75,216

Gross profit under PRC GAAP	51,397	57,659	60,167
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	9,580	2,983	3,764
PRC value added tax refund	853	1,219	573
Share-based compensation expenses	(51)	(8)	(21)

Gross profit under US GAAP	61,779	61,853	64,483

Operating expenses	(119,378)	(124,474)	(106,048)

Loss from operations	(57,599)	(62,621)	(41,565)
Interest income	4,274	3,686	1,922
Gain on sales of short-term investments	35,474	65,146	32,689
Change in fair value of marketable options	27,684	(18,211)	7,252
Gain (loss) on investments under cost method	—	12,153	(3,373)
Income from equity method investments	—	—	1,639
Other income	3,911	13,448	5,994

Income before income tax expense	13,744	13,601	4,558

The Company does not allocate assets to individual segments when making decisions about allocating resources to the segments and assessing their performance.

Concentrations and Risks	12 Months Ended
Dec. 31, 2011
Concentrations and Risks [Abstract]
CONCENTRATIONS AND RISKS
22.	CONCENTRATIONS AND RISKS

Customers Concentrations

Details of customers accounting for 10% or more of net revenues are as follows:

	Years Ended December 31,
Customer	2009	2010	2011

A	21%	21%	34%
B	22%	12%	16%

Foreign currency risk - RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of the RMB into foreign currencies. The value of the RMB is subject to changes in PRC government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. RMB balances in cash and cash equivalents and term deposits of the Company included RMB377,924 at December 31, 2010 and RMB214,970 at December 31, 2011.

Equity price risk - The Company is exposed to equity price risk as a result of its investments in equity securities and written options. Equity price risk results from changes in the level or volatility of equity prices, which affect the value of equity securities, or instruments that derive their value from such securities. The Company attempts to mitigate its exposure to such risks by not limiting its investment to any one security or index.

Concentration of credit risk - Financial instruments that potentially expose the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, trade receivables, and term deposits. The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality. Short-term investments are traded through highly rated equity security brokers. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS
23.	EMPLOYEE BENEFIT PLANS

Employees of the Company located in the PRC (other than Hong Kong) are covered by the retirement plans defined by local practice and regulations, which are essentially defined contribution schemes. The calculation of contributions for the eligible employees is based on 20% of the applicable payroll costs. Certain employees of the Company who are located in Hong Kong have joined the Mandatory Provident Fund (“MPF”) Scheme which is also a defined contribution scheme. The contribution to the MPF Scheme is calculated based on the rules set out in the MPF Ordinance in Hong Kong which is 5% of the relevant income of the employee with a specific ceiling. The expenses recorded by the Company related to these defined contribution schemes were RMB3,549, RMB3,249, and RMB3,443 for the years ended December 31, 2009, 2010, and 2011, respectively.

In addition, the Company is required by PRC law to contribute approximately 10%, 1%, and 1.1% of applicable salaries of certain employees for medical, unemployment benefits, and workers compensation, respectively. The PRC government is directly responsible for the payments of the benefits to these employees. The amounts contributed were RMB2,075, RMB1,797, and RMB2,074 for the years ended December 31, 2009, 2010 and 2011, respectively.

China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2011
China Contribution Plan and Profit Appropriation [Abstract]
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
24.	CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

As stipulated by the relevant laws and regulations in the PRC, the Company’s subsidiaries and VIE in the PRC are required to maintain a non-distributable statutory reserve. Appropriations to the statutory reserve are required to be made at not less than 10% of profit after taxes as reported in these entities’ statutory financial statements prepared under PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the statutory reserve is accumulated to 50% of these entities registered capital, these entities can choose not to provide additional reserves. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production and an increase in the registered capital of these entities. Amounts contributed to the statutory reserve were RMB77,635 and RMB78,478 as of December 31, 2010 and 2011, respectively.

RMB2,576 and RMB843 were appropriated from net income to statutory reserves by Ninetown’s subsidiaries in the PRC for the years ended December 31, 2010 and 2011, respectively.

Relevant PRC Statutory laws and regulations permit payments of dividends by Ninetown’s PRC subsidiaries and VIE only from their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the statutory reserve requires annual appropriations of 10% of after-tax profit to be set as aside prior to the payment of dividends. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIE are restricted in their abilities to transfer funds to the Company in the form of dividends, loans or advances. Total restricted net assets of the Company’s consolidated PRC subsidiaries and VIE were RMB552,883 and RMB553,727 as of December 31, 2010 and 2011, respectively.

Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands, except share and per share data)

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	117,692	86,769	13,786
Investment in available-for-sale securities	188,621	225,488	35,826
Prepaid expenses and other current assets	590	95	15
Amounts due from subsidiaries	375,906	357,190	56,752

Total current assets	682,809	669,542	106,379
Investments in subsidiaries	278,580	283,585	45,057

TOTAL ASSETS	961,389	953,127	151,436

LIABILITIES AND SHAREHOLDERS’ EQUITY

Option liabilities	4,560	7,932	1,260
Other payables	2,052	3,206	509
Amounts due to subsidiaries	5,952	6,569	1,043

Total current liabilities	12,564	17,707	2,812

Shareholders’ equity:
Ordinary shares, par value RMB0.027 (HK$0.025) per share:
8,000,000,000 shares authorized; 36,742,832 shares issued and outstanding in 2010 and 37,538,161 shares issued and outstanding in 2011, respectively	965	982	156
Additional paid-in capital	916,719	923,829	146,782
Retained earnings	54,221	57,746	9,175
Accumulated other comprehensive loss	(23,080)	(47,137)	(7,489)

Total shareholders’ equity	948,825	935,420	148,624

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	961,389	953,127	151,436

STATEMENTS OF OPERATIONS

(In thousands, except share and per share data)

	Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Selling and marketing expenses	—	—	—	—
General and administrative expenses	(16,506)	(17,064)	(23,845)	(3,789)

Loss from operations	(16,506)	(17,064)	(23,845)	(3,789)
Interest income	15	2	1	—
Gain on sales of short-term investments	28,587	59,452	32,637	5,184
Change in fair value of marketable options	27,684	(18,211)	7,252	1,152
Other income	1,804	1,979	—	—

Income before equity in earnings of subsidiaries	41,584	26,158	16,045	2,547
Equity in losses of subsidiaries	(40,252)	(13,833)	(12,520)	(1,989)

Net income	1,332	12,325	3,525	558

Net income per share
Basic	0.04	0.34	0.09	0.01
Diluted	0.04	0.33	0.09	0.01

Weighted average shares used in computation:
Basic	35,100,194	35,800,428	37,443,657	37,443,657
Diluted	35,100,194	37,291,534	40,465,449	40,465,449

STATEMENT OF COMPREHENSIVE INCOME

(In thousands, except share and per share data)

	Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Net income	1,332	12,325	3,525	558
Foreign currency translation loss	(5)	(10,572)	(15,004)	(2,384)
Unrealized gain (loss) on available-for-sale securities	16,451	(7,063)	(9,053)	(1,438)

Comprehensive income (loss)	17,778	(5,310)	(20,532)	(3,264)

STATEMENTS OF CHANGES IN EQUITY

(In thousands, except share and per share data)

			Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive (Loss) Income	Total
	Ordinary shares
	Shares	Amount
		RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2009	34,998,020	926	880,581	40,564	(21,891)	900,180
Issuance of ADR shares for the exercise of employee share options	120,536	3	(3)	—	—	—
Net income	—	—	—	1,332	—	1,332
Foreign currency translation adjustments	—	—	—	—	(5)	(5)
Employee share options compensation	—	—	4,467	—	—	4,467
Unrealized gain on available-for-sale securities	—	—	—	—	16,451	16,451

Balance as of December 31, 2009	35,118,556	929	885,045	41,896	(5,445)	922,425
Issuance of ADR shares for the exercise of employee share options	1,624,276	36	(36)	—	—	—
Net income	—	—	—	12,325	—	12,325
Foreign currency translation adjustments	—	—	—	—	(10,572)	(10,572)
Employee share options compensation	—	—	31,710	—	—	31,710
Unrealized loss on available-for-sale securities	—	—	—	—	(7,063)	(7,063)

Balance as of December 31, 2010	36,742,832	965	916,719	54,221	(23,080)	948,825
Issuance of ADR shares for the exercise of employee share options	795,329	17	(17)	—	—	—
Net income	—	—	—	3,525	—	3,525
Foreign currency translation adjustments	—	—	—	—	(15,004)	(15,004)
Employee share options compensation	—	—	7,127	—	—	7,127
Unrealized loss on available-for-sale securities	—	—	—	—	(9,053)	(9,053)

Balance as of December 31, 2011	37,538,161	982	923,829	57,746	(47,137)	935,420

		US$156	US$146,782	US$9,175	(US$7,489)	US$148,624

STATEMENTS OF CASH FLOWS

(In thousands, except share and per share data)

	Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	1,332	12,325	3,525	558
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	40,252	13,833	12,520	1,989
Gain from short sale of stock options	(41,810)	(43,788)	(37,942)	(6,028)
(Gain) loss from sale of available-for-sale securities	(14,461)	2,823	—	—
Changes in operating assets and liabilities:

Prepaid expenses and other current assets	256	(48)	478	76
Other payables	(4,499)	1,993	1,279	203
Amounts due to subsidiaries	(7,622)	5,998	920	147

Net cash used in operating activities	(26,552)	(6,864)	(19,220)	(3,055)

Cash flows from investing activities:
Purchase of available-for-sale securities	(271,568)	(231,132)	(332,132)	(52,770)
Proceeds from sales of available-for-sale securities	177,179	151,440	282,814	44,935
Proceeds from short sale of options	73,508	37,594	59,006	9,376
Cover short or assignment of option liabilities	(19,835)	(931)	(17,393)	(2,763)
Decrease in amounts due from subsidiaries	97,548	37,954	971	155

Net cash provided by (used in) investing activities	56,832	(5,075)	(6,734)	(1,067)

Net cash provided by financing activities	—	—	—	—

Effect of exchange rate changes on cash	(156)	(5,197)	(4,969)	(791)

Net increase (decrease) in cash and cash equivalents	30,124	(17,136)	(30,923)	(4,913)
Cash and cash equivalents at the beginning of the year	104,704	134,828	117,692	18,699

Cash and cash equivalents at the end of the year	134,828	117,692	86,769	13,786

Notes to Schedule I:

Basis of preparation

The parent-company condensed financial information of Ninetowns is prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that Ninetowns uses the equity method to account for its investments in subsidiaries.

Amounts due from and due to subsidiaries

Amounts due from subsidiaries represents amounts loaned to subsidiaries for their investments in the Company’s PRC subsidiaries. Amounts due from subsidiaries are non-interest bearing, unsecured and do not have specified payment terms. Amounts due to subsidiaries are payable within one year.